Document and Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Documentand Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	AQUNF
Entity Registrant Name	ALGONQUIN POWER & UTILITIES CORP.
Entity Central Index Key	0001174169
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	255,869,419